SHORT-TERM AND LONG-TERM LOANS (Long Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Apr. 01, 2009
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Long-term bank borrowings	$ 70,000,000	$ 50,000,000	$ 20,000,000	$ 47,612,246
Less current portion				(47,612,246)
Non-current portion	70,000,000
Effective interest rate		3.26%	3.57%	6.65%	5.40%
Long-term restricted cash		$ 53,800,000	$ 10,000,000
LIBOR spread		2.20%	2.50%